Label	Element	Value
Parametric Equity Plus ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Parametric Equity Plus ETF
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The Annual Fund Operating Expenses table under the section of the Summary Prospectus entitled "Fees and Expenses—Annual Fund Operating Expenses" and the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 01, 2027
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example table under the section of the Summary Prospectus entitled "Fees and Expenses—Example" and the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Parametric Equity Plus ETF (the "Fund")

Effective on December 5, 2025, the Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive a portion of its management fee until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.29%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.10%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 10
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	74
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	144
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 350

[1]	The Adviser has agreed to waive a portion of its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business, will not exceed 0.10%. The fee waiver will continue until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. Total Annual Fund Operating Expenses After Fee Waiver has been restated to reflect the fee waiver effective on December 5, 2025.